INCOME TAXES (Details Narrative) - QPAGOS Corporation - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Net changes deferred income tax assets valuation allowance	$ 503,983	$ 452,029
Net operating loss carry-forwards	$ 7,488,342
Tax credit expiration period	The prior three years remain open for examination by the federal or state regulatory agencies for purposes of an audit for tax purposes.
Maximum [Member]
Expiration year	2035
Minimum [Member]
Expiration year	2023